SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Higher rates in PRC, net
Reconciling items, net operating losses in PRC and other jurisdictions, election to not recognize tax asset
Income tax difference under different tax jurisdictions		7.20%	(3.90%)
PRC tax exemption for qualified small-scale and low-profit enterprises		(36.80%)	17.70%
Valuation allowance on deferred income tax assets		2.50%	(1.50%)
Amortization of intangible asset and impairment of goodwill not deductible for tax purposes		7.90%	(36.80%)
Impact of GILTI		9.40%	(4.40%)
Others			(1.30%)
The Company’s effective tax rate	2.50%	11.20%	(9.20%)